MAY-03-2007 12:26 From: [redacted] To:72027771030 P.2/2

07051765

1-33440

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
MAY 03 2007
1086

PROCESSED
MAY 04 2007
THOMSON FINANCIAL

By Facsimile and First Class Mail

May 3, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on May 2, 2007, The Nasdaq Stock Market (the "Exchange") received from Interactive Brokers Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock, $.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END